Net Loss Per Share Attributable to Ordinary Shareholders	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Net Loss Per Share Attributable to Ordinary Shareholders
16.	Net Loss Per Share Attributable to Ordinary Shareholders

Basic and diluted net loss per ordinary share are calculated as follows:

	Year Ended December 31,
	2018	2017	2016
Numerator:
Net loss attributable to ordinary shareholders—basic and diluted	$(96,712,487)	$(82,909,827)	$(61,049,482)

Denominator:
Weighted-average ordinary shares used in net loss per share attributable to ordinary shareholders—basic and diluted	68,476,149	68,472,262	68,165,325

Net loss per share attributable to ordinary shareholders—basic and diluted	$(1.41)	$(1.21)	$(0.90)

The following ordinary share equivalents, presented on an as converted basis, were excluded from the calculation of net loss per share for the periods presented, as their effect is anti-dilutive:

	Year Ended December 31,
	2018	2017	2016
Series A preferred shares	91,600,398	91,600,398	91,600,398
Series A preferred shares warrants	216,667	162,500	—
Ordinary share warrants	—	231,989	—
Convertible notes payable and accrued interest from MVIL	—	22,640,052	—
Outstanding share options	15,871,228	14,789,031	10,953,667

Total	107,688,293	129,423,970	102,554,065